Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000003823 | Thrivent International Equity Portfolio_4817815
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003823 | Thrivent Large Cap Value Portfolio_4817814
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003823 | Thrivent Mid Cap Stock Portfolio_4817811
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003823 | Thrivent Global Stock Portfolio_4817812
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003823 | Thrivent Small Cap Stock Portfolio_4817813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003823 | Thrivent Core International Equity Fund_4817807
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003823 | NVIDIA Corporation_4817595
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003823 | Thrivent Core Emerging Markets Equity Fund_4817808
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003823 | Microsoft Corporation_4817533
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003823 | Apple, Inc._4816955
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003830 | NVIDIA Corporation_4792193
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003830 | Apple, Inc._4792071
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003830 | Microsoft Corporation_4792173
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003830 | Roundhill Magnificent Seven ETF_4792166
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003830 | Amazon.com, Inc._4792064
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003830 | Alphabet, Inc., Class A_4792061
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003830 | Alphabet, Inc., Class C_4792060
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003830 | Meta Platforms, Inc._4792119
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003830 | Broadcom, Inc._4792085
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003830 | Berkshire Hathaway, Inc._4792080
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000003830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003830 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003830 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003830 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000003830 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003841 | Thrivent Core Emerging Markets Debt Fund_4806005
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003841 | U.S. Treasury Notes_4806072
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4805030
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003841 | Thrivent Core International Equity Fund_4806006
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003841 | U.S. Treasury Notes_4806071
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003841 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4804951
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4805010
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | U.S. Treasury Bonds_4806073
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | NVIDIA Corporation_4805592
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | Microsoft Corporation_4805457
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003841 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003841 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003841 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003841 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003841 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003841 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000003841 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003839 | Thrivent Core International Equity Fund_4802657
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003839 | Thrivent Core Emerging Markets Debt Fund_4802656
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003839 | NVIDIA Corporation_4802236
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003839 | Microsoft Corporation_4802100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003839 | Apple, Inc._4801083
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003839 | Amazon.com, Inc._4801034
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003839 | U.S. Treasury Bonds_4802722
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4801018
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | U.S. Treasury Notes_4802731
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | Alphabet, Inc., Class C_4801025
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003839 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003839 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003839 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003839 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000003839 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000003839 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062731 | 4828872
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000062731 | 4829046
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062731 | 4828863
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062731 | 4829028
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | 4828824
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | 4828754
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | 4828821
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062731 | 4829027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062731 | 4828822
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062731 | 4828836
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062731 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000062731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000062731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000062731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062731 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000062731 | India
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000062731 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062731 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000062731 | China
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000062731 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062731 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062731 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062731 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062731 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062731 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000062731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062731 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218692 | NVIDIA Corporation_4831426
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000218692 | Microsoft Corporation_4831403
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218692 | Alphabet, Inc., Class A_4831185
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218692 | iShares ESG MSCI KLD 400 ETF_4831361
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218692 | Alphabet, Inc., Class C_4831184
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218692 | Tesla, Inc._4831494
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218692 | Visa, Inc._4831521
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218692 | Mastercard, Inc._4831395
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218692 | AbbVie, Inc._4831172
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218692 | Advanced Micro Devices, Inc._4831175
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000218692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000218692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218692 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000218692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218692 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218692 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218692 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000218692 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218692 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003836 | Thrivent Core Emerging Markets Equity Fund_4804002
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003836 | NVIDIA Corporation_4803772
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003836 | Microsoft Corporation_4803630
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003836 | Amazon.com, Inc._4803073
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003836 | Apple, Inc._4803098
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003836 | Alphabet, Inc., Class C_4803069
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003836 | Meta Platforms, Inc._4803352
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003836 | Broadcom, Inc._4803175
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003836 | Alphabet, Inc., Class A_4803070
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003836 | Visa, Inc._4804064
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000003836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003836 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003836 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003836 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000003836 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003843 | 4803023
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000003843 | 4803022
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003843 | 4802937
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003843 | 4803025
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003843 | 4803020
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003843 | 4803021
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003843 | 4803024
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003843 | 4802981
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003843 | 4803001
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003843 | 4802976
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003843 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003843 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | AA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000003843 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000003843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000003843 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000003843 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003843 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000062736 | Eli Lilly & Company_4828682
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000062736 | Johnson & Johnson_4828680
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000062736 | AbbVie, Inc._4828655
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000062736 | UnitedHealth Group, Inc._4828697
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062736 | Abbott Laboratories_4828654
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062736 | Merck & Company, Inc._4828685
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062736 | Danaher Corporation_4828668
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062736 | Stryker Corporation_4828691
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062736 | Intuitive Surgical, Inc._4828678
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062736 | Boston Scientific Corporation_4828663
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062736 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062736 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000062736 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000062736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000062736 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000062736 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062736 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062736 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062736 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062736 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000062736 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003840 | 4789338
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4789268
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4789285
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4789716
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4789773
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4789759
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 4789588
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 4789721
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 4789177
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 4789724
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003840 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | CAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003840 | B
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000003840 | BA
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000003840 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003840 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003840 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003840 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003840 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003840 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003840 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003840 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003840 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003840 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000003840 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003840 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003842 | 4788835
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003842 | 4789121
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003842 | 4789117
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003842 | 4789122
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4789073
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 4788832
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4789119
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4789120
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 4788672
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 4788870
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | B
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003842 | BA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003842 | BAA
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000003842 | A
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000003842 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003842 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003842 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000003842 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003842 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003842 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003842 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003842 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003842 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003842 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000003842 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062728 | 4828071
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062728 | 4828312
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062728 | 4828537
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062728 | 4827645
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062728 | 4828074
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062728 | 4828602
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062728 | 4828073
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062728 | 4828127
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062728 | 4828479
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | 4828028
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000062728 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000062728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000062728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000062728 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000062728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000062728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000062728 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062728 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000062728 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000062728 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062728 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062728 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062728 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062728 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000062728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062728 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218693 | 4830994
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218693 | 4830833
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218693 | 4830494
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218693 | 4830484
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4830830
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4830835
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4830545
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4831092
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218693 | 4830589
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218693 | 4830815
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218693 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000218693 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218693 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000218693 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218693 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218693 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218693 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000218693 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218693 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218693 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218693 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000218693 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000218693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000218693 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000218693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218693 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218693 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218693 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218693 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218693 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000218693 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218693 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003831 | NVIDIA Corporation_4788392
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003831 | Microsoft Corporation_4788389
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003831 | Amazon.com, Inc._4788371
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003831 | Apple, Inc._4788375
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003831 | Meta Platforms, Inc._4788382
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003831 | Broadcom, Inc._4788377
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003831 | Alphabet, Inc., Class A_4788370
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003831 | Alphabet, Inc., Class C_4788369
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003831 | Visa, Inc._4788403
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003831 | Tesla, Inc._4788401
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000003831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003831 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000003831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003837 | NVIDIA Corporation_4806605
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003837 | Apple, Inc._4806313
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003837 | Microsoft Corporation_4806574
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003837 | Amazon.com, Inc._4806297
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003837 | Alphabet, Inc., Class A_4806295
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003837 | Broadcom, Inc._4806346
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003837 | Alphabet, Inc., Class C_4806294
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003837 | Meta Platforms, Inc._4806453
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003837 | Tesla, Inc._4806700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003837 | Berkshire Hathaway, Inc._4806334
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000003837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003837 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003837 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000003837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003835 | Wells Fargo & Company_4792349
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003835 | Microsoft Corporation_4792329
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003835 | Bank of America Corporation_4792279
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003835 | Johnson & Johnson_4792320
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003835 | Exxon Mobil Corporation_4792305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003835 | Samsung Electronics Company, Ltd._4792333
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003835 | Capital One Financial Corporation_4792287
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003835 | Alphabet, Inc., Class C_4792274
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003835 | Merck & Company, Inc._4792327
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003835 | JPMorgan Chase & Company_4792318
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000003835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003835 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003835 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000003835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218694 | Monolithic Power Systems, Inc._4831600
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218694 | Howmet Aerospace, Inc._4831595
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218694 | Hilton Worldwide Holdings, Inc._4831593
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218694 | Amphenol Corporation_4831572
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | AppLovin Corporation_4831573
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | IDEXX Laboratories, Inc._4831596
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | EMCOR Group, Inc._4831588
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | Guidewire Software, Inc._4831591
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Arista Networks, Inc._4831576
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Ares Management Corporation_4831574
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000218694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000218694 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000218694 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000218694 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218694 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003828 | Ciena Corporation_4806861
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003828 | Coherent Corporation_4806868
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003828 | Lumentum Holdings, Inc._4807001
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Flex, Ltd._4807187
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Twilio, Inc._4807133
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | United Therapeutics Corporation_4807141
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Pure Storage, Inc._4807073
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Casey's General Stores, Inc._4806853
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Curtiss-Wright Corporation_4806887
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Illumina, Inc._4806974
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000003828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003828 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000003828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003827 | Steel Dynamics, Inc._4807235
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003827 | Arch Capital Group, Ltd._4807248
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003827 | Trimble, Inc._4807238
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003827 | Expand Energy Corporation_4807196
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Rockwell Automation, Inc._4807231
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003827 | First Industrial Realty Trust, Inc._4807208
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003827 | M&T Bank Corporation_4807214
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003827 | Ally Financial, Inc._4807190
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003827 | Garmin, Ltd._4807251
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003827 | Mettler-Toledo International, Inc._4807216
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000003827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003827 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218695 | M&T Bank Corporation_4830439
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218695 | U.S. Bancorp_4830458
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218695 | Crown Holdings, Inc._4830409
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218695 | Hexcel Corporation_4830426
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Coterra Energy, Inc._4830400
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Ralliant Corporation_4830445
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Nucor Corporation_4830443
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | MSC Industrial Direct Company, Inc._4830441
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | MKS, Inc._4830440
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Sysco Corporation_4830454
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000218695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000218695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000218695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218695 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000218695 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003845 | Thrivent Large Cap Value Portfolio_4814096
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003845 | Thrivent Global Stock Portfolio_4814093
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003845 | Thrivent International Equity Portfolio_4814099
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003845 | Thrivent Income Portfolio_4814098
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003845 | NVIDIA Corporation_4813596
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003845 | Thrivent Mid Cap Stock Portfolio_4814092
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003845 | Microsoft Corporation_4813446
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003845 | Thrivent Short-Term Bond Portfolio_4814095
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003845 | Apple, Inc._4812233
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003845 | Thrivent Core Emerging Markets Debt Fund_4814088
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003834 | Thrivent Large Cap Value Portfolio_4816515
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003834 | Thrivent Global Stock Portfolio_4816512
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003834 | Thrivent International Equity Portfolio_4816518
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003834 | Thrivent Mid Cap Stock Portfolio_4816511
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003834 | NVIDIA Corporation_4816016
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003834 | Thrivent Core Emerging Markets Equity Fund_4816508
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003834 | Thrivent Small Cap Stock Portfolio_4816513
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003834 | Microsoft Corporation_4815865
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003834 | Apple, Inc._4814642
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003834 | Amazon.com, Inc._4814583
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003848 | Thrivent Large Cap Value Portfolio_4811690
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003848 | Thrivent Income Portfolio_4811692
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003848 | Thrivent International Equity Portfolio_4811693
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003848 | Thrivent Short-Term Bond Portfolio_4811689
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003848 | Thrivent Core Emerging Markets Debt Fund_4811681
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003848 | Thrivent High Yield Portfolio_4811691
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003848 | U.S. Treasury Notes_4811791
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003848 | Thrivent Mid Cap Stock Portfolio_4811686
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003848 | NVIDIA Corporation_4811207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003848 | Thrivent Core Emerging Markets Equity Fund_4811683
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003847 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000003847 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000003847 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003847 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003847 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003846 | 4809482
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003846 | 4809536
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003846 | 4808142
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003846 | 4809530
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003846 | 4808140
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003846 | 4808669
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4808682
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4808686
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4808666
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | 4809538
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003846 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003846 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003846 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | CAA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003846 | B
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003846 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003846 | BAA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000003846 | A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003846 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003846 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003846 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003846 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003846 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003846 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003846 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003846 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003846 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003846 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003846 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003846 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003846 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003846 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000003846 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003838 | Welltower, Inc._4808066
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003838 | Prologis, Inc._4808039
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003838 | American Tower Corporation_4807950
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003838 | Equinix, Inc._4807985
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003838 | Simon Property Group, Inc._4808049
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003838 | Digital Realty Trust, Inc._4807979
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003838 | Realty Income Corporation_4808042
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003838 | Public Storage_4808040
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003838 | Ventas, Inc._4808061
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003838 | Crown Castle, Inc._4807974
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003838 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003838 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003838 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003838 | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003838 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003838 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003838 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003838 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003838 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003838 | Mortgage REITs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003838 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000003838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 4792874
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003844 | 4792876
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003844 | 4792875
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003844 | 4792878
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003844 | 4792877
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003844 | 4792377
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003844 | 4792761
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003844 | 4792414
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4792523
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4792857
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003844 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003844 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | BA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003844 | BAA
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000003844 | A
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000003844 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003844 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003844 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000003844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003844 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003844 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003844 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003844 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003844 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003844 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003844 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003844 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000003844 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200170 | BWX Technologies, Inc._4829488
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Fabrinet_4829563
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200170 | Triumph Financial, Inc._4829552
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | RBC Bearings, Inc._4829541
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | JFrog, Ltd._4829565
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Installed Building Products, Inc._4829520
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Huron Consulting Group, Inc._4829518
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Bel Fuse, Inc._4829491
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | Agilysys, Inc._4829485
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | Vita Coco Company, Inc._4829557
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000200170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000200170 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200170 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000200170 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003853 | iShares Core S&P Small-Cap ETF_4807532
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003853 | Arrowhead Research Corporation_4807308
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Armstrong World Industries, Inc._4807307
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | InterDigital, Inc._4807530
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Sanmina Corporation_4807717
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | CareTrust REIT, Inc._4807358
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Advanced Energy Industries, Inc._4807274
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | JBT Marel Corporation_4807538
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | SiTime Corporation_4807736
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | LKQ Corporation_4807555
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003853 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000003853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003853 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000003853 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003852 | Pegasystems, Inc._4807913
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003852 | SharkNinja, Inc._4807939
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003852 | BWX Technologies, Inc._4807869
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | Ivanhoe Mines, Ltd._4807936
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | Turning Point Brands, Inc._4807928
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Triumph Financial, Inc._4807927
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Penumbra, Inc._4807914
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Moog, Inc._4807908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Old Republic International Corporation_4807911
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Fabrinet_4807938
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000003852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003852 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003852 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000003852 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%